Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Acquisitions and Divestitures
Acquisitions and Divestitures

Subsequent to December 31, 2017

Receipt of Fairfax India Performance Fee
Pursuant to the company's investment advisory agreement with Fairfax India, on March 9, 2018 the company received a performance fee of $114.4 for the period January 30, 2015 to December 31, 2017 in the form of 7,663,685 newly issued Fairfax India subordinate voting shares, which increased the company's equity interest in Fairfax India to 33.6% from 30.2% at December 31, 2017.

Acquisition of certain businesses of Carillion Canada Inc.
On March 7, 2018 the company acquired the services business carried on in Canada by Carillion Canada Inc. and certain affiliates thereof (collectively “Carillion”) relating to facilities management of airports, commercial and retail properties, defense facilities, select healthcare facilities and on behalf of oil, gas and mining clients. The transaction was approved by the Ontario Superior Court of Justice in Carillion’s proceedings under the Companies’ Creditors Arrangement Act (Canada). Carillion is an infrastructure services company that provides asset management and operations solutions to industries and governments.
Sale of The Keg to Cara
On February 22, 2018 the company completed the sale of its 51.0% ownership interest in The Keg to Cara for consideration of $74.6 (Cdn$94.7), comprised of cash of $7.9 (Cdn$10.0) and 3,400,000 Cara subordinate voting shares. The other shareholders of The Keg sold their 49.0% ownership interest to Cara for $82.7 (Cdn$105.0), comprised of cash of $74.8 (Cdn$95.0) and 401,123 Cara subordinate voting shares. Cara may be required to pay up to an additional $24 (Cdn$30) of cash consideration to the other shareholders of The Keg, contingent on the achievement of certain financial objectives within the first three years subsequent to closing. The transaction increased the company's equity interest in Cara to 43.2% from 40.2% at December 31, 2017.

Investment in The Catholic Syrian Bank Ltd.
On February 20, 2018 Fairfax India entered into an agreement to acquire a 51.0% equity interest in The Catholic Syrian Bank Ltd. (“CS Bank”) for approximately $186 (12.1 billion Indian rupees). The transaction is subject to customary closing conditions and is expected to close in the first half of 2018. CS Bank, headquartered in Thrissur, Kerala, offers banking services across India.

Year ended December 31, 2017

Divestiture of First Capital Insurance Limited

On December 28, 2017 the company completed the sale of its 97.7% interest in First Capital to Mitsui Sumitomo Insurance Company Limited of Tokyo, Japan (“Mitsui Sumitomo”) for gross proceeds of $1,683.3 and realized a net after-tax gain of $1,018.6. The transaction was completed pursuant to an agreement with Mitsui Sumitomo to pursue a global strategic alliance. The company expects to enter into a quota share participation in First Capital’s insurance portfolio in 2018.
Acquisition of Allied World Assurance Holdings AG
On July 6, 2017 the company completed the acquisition of 94.6% of the outstanding shares of Allied World Assurance Company Holdings, AG ("Allied World AG") for purchase consideration of $3,977.9, consisting of $1,905.6 in cash and $2,072.3 by the issuance of 4,799,497 subordinate voting shares. In addition, Allied World AG declared a special pre-closing cash dividend of $5.00 per share ($438.0). Contemporaneously with the closing of the acquisition of Allied World AG, Ontario Municipal Employees Retirement System ("OMERS"), the pension plan manager for government employees in the province of Ontario, Alberta Investment Management Corporation (“AIMCo”), an investment manager for pension, endowment and government funds in the province of Alberta, and certain other third parties (together “the co-investors”) invested $1,580.0 for an indirect equity interest in Allied World AG. The remaining 5.4% of the outstanding shares of Allied World AG were acquired on August 17, 2017 for purchase consideration of $229.0, consisting of $109.7 in cash and $119.3 by the issuance of 276,397 subordinate voting shares, in a merger transaction under Swiss law pursuant to which Allied World Assurance Company Holdings, GmbH ("Allied World") became the surviving entity. This merger resulted in the co-investors holding an indirect ownership interest in Allied World of 32.6%. The co-investors will have a dividend in priority to the company, and the company will have the ability to purchase the shares owned by the co-investors over the next seven years. Allied World is a global property, casualty and specialty insurer and reinsurer.
Quess Corp. Transactions
On December 27, 2017 Quess acquired the facility management and catering business of Manipal Integrated Services Private Limited ("Manipal") for $152.5 (9.8 billion Indian rupees), primarily comprised of the issuance of $117.7 (7.5 billion Indian rupees) of Quess common shares to Manipal shareholders and the reinvestment of $34.3 (2.2 billion Indian rupees) of Quess' existing holdings of Manipal preferred shares upon cancellation of those shares. In November of 2017 Thomas Cook India sold a 5.4% equity interest in Quess for cash proceeds of $96.8 (6.3 billion Indian rupees). On August 18, 2017 Quess raised $132.2 (8.5 billion Indian rupees) in net proceeds following the completion of a private placement of common shares with institutional investors. These transactions at Thomas Cook India and Quess collectively reduced the company's indirect ownership of Quess from 42.1% to 33.1% and resulted in an increase in non-controlling interest of $210.0 and a dilution gain of $135.6, which are included in other net changes in capitalization in the consolidated statement of changes in equity. Quess is a provider of staffing and facilities management services.
Additional investment in Grivalia Properties REIC
On July 4, 2017 the company acquired control of Grivalia Properties REIC ("Grivalia Properties") by increasing its equity interest to 52.6% through the purchase of an additional 10.3% equity interest from Eurobank Ergasias S.A. for cash consideration of $100.0 (€88.0). Accordingly, the company re-measured its equity accounted carrying value of Grivalia Properties to fair value, recorded a net realized gain of $51.3 and commenced consolidating Grivalia Properties in the Other reporting segment. Pursuant to Greek securities law, the company then made a tender offer for all remaining outstanding shares of Grivalia Properties which expired on September 6, 2017, resulting in the company increasing its equity interest by 0.1% to 52.7% for cash consideration of $0.6 (€0.5). Grivalia Properties is a real estate investment company listed on the Athens Stock Exchange.
Acquisition of certain American International Group, Inc. operations in Latin America and Central and Eastern Europe
On October 18, 2016 the company agreed to acquire from American International Group, Inc. ("AIG") its insurance operations in Argentina, Chile, Colombia, Uruguay, Venezuela and Turkey, and certain assets and renewal rights with respect to the portfolio of local business written by AIG Europe in Bulgaria, Czech Republic, Hungary, Poland, Romania and Slovakia, for total consideration of approximately $240.
The company, through Colonnade Insurance, has completed the acquisition of the business and renewal rights of the insurance operations of AIG in Hungary, Czech Republic and Slovakia (effective from April 30, 2017), Turkey (on May 2, 2017 and sold to Gulf Insurance on the same day), Bulgaria (effective from May 31, 2017), Poland (effective from June 30, 2017) and Romania (effective October 31, 2017). Through an ongoing partnership, the company is providing claims handling and run-off management services to AIG in the European countries where business operations were acquired.
The company has completed the acquisition of the insurance operations of AIG in Chile and Colombia (effective from July 31, 2017), Argentina (effective from September 30, 2017) and Uruguay (effective from January 31, 2018) (collectively "Fairfax Latam"), and continues to work through the legal, regulatory and operational requirements to complete the acquisition in Venezuela.
Merger of Fairchem Speciality Limited and Privi Organics Limited
On March 14, 2017 Fairchem Speciality Limited ("Fairchem") and Privi Organics Limited ("Privi Organics") completed their previously announced merger, with the merged entity continuing under the Fairchem name. As a result of the merger, Fairfax India, which had acquired a 44.7% interest in Fairchem on February 8, 2016 and a 50.8% interest in Privi Organics on August 26, 2016, became the dominant shareholder in Fairchem with a 48.7% interest. Prior to the merger, the company consolidated Privi Organics and applied the equity method of accounting to its investment in Fairchem. Subsequent to the merger, the assets and liabilities and results of operations of Fairchem were consolidated in the Other reporting segment.
Investment in Fairfax Africa Holdings Corporation
On February 17, 2017 the company acquired 22,715,394 multiple voting shares in a private placement and 2,500,000 subordinate voting shares as part of the initial public offering of Fairfax Africa Holdings Corporation ("Fairfax Africa") for total cash consideration of $252.2. The company also contributed its indirect equity interest in AFGRI Proprietary Limited ("AFGRI") with a fair value of $72.8 to Fairfax Africa in exchange for 7,284,606 multiple voting shares. Through its initial public offering, private placements and exercise of the over-allotment option by the underwriters, Fairfax Africa raised net proceeds of $493.3 after issuance costs and expenses, inclusive of the contribution of the investment in AFGRI. Following those transactions, the company's $325.0 ($10.00 per share) investment represented 98.8% of the voting rights and 64.2% of the equity interest in Fairfax Africa. Fairfax Africa was established, with the support of Fairfax, to invest in public and private equity and debt instruments of African businesses or other businesses with customers, suppliers or business primarily conducted in, or dependent on, Africa. The assets and liabilities and results of operations of Fairfax Africa were consolidated in the Other reporting segment.
Acquisition of Saurashtra Freight Private Limited
On February 14, 2017 Fairfax India acquired a 51.0% interest in Saurashtra Freight Private Limited ("Saurashtra Freight") for cash consideration of $30.0 (2.0 billion Indian rupees). Saurashtra Freight operates a container freight station at the Mundra Port in the Indian state of Gujarat. The assets and liabilities and results of operations of Saurashtra Freight were consolidated in the Other reporting segment.
Investment in Mosaic Capital Corporation
On January 26, 2017 the company invested $114.5 (Cdn$150.0) in securities of Mosaic Capital Corporation ("Mosaic Capital") issued through a private placement comprised of: (i) Cdn$100.0 principal amount of 6.00% senior preferred securities; (ii) Cdn$50.0 principal amount of 5.00% senior secured debentures; and (iii) warrants entitling the company to acquire up to 17,026,106 common shares of Mosaic Capital at a price of Cdn$8.81 per common share at any time until January 26, 2024 (the "Mosaic warrants"). Pursuant to IFRS, the company’s investment in Mosaic Capital warrants represent a potential voting interest of approximately 62% (assuming all holders of Mosaic Capital convertible securities, including the company, exercised their options to convert), giving the company the ability to control Mosaic Capital. Consequently, the assets and liabilities and results of operations of Mosaic Capital were consolidated in the Other reporting segment. Mosaic Capital is a Canadian investment company that owns a portfolio of established businesses in the infrastructure, printing, oil and gas services, technology, manufacturing and real estate industries.
Additional Investment in Fairfax India Holdings Corporation
On January 13, 2017 the company acquired 12,340,500 subordinate voting shares of Fairfax India for $145.0 ($11.75 per share) in a private placement. Through that private placement and a contemporaneous bought deal public offering, Fairfax India raised proceeds of $493.5 net of commissions and expenses. Combined with various open market purchases of Fairfax India subordinate voting shares, the company's multiple voting shares and subordinate voting shares represented 93.6% of the voting rights and 30.2% of the equity interest in Fairfax India at the close of the private placement and public offering. These transactions collectively resulted in an increase in non-controlling interest of $336.3 and a dilution loss of $3.3, which are included in other net changes in capitalization in the consolidated statement of changes in equity.
The determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above is currently underway and will be finalized within twelve months of the respective acquisition dates. Provisionally recorded amounts primarily include intangible assets, deferred income taxes, goodwill and the excess of fair value of net assets acquired over purchase consideration. The company has substantially completed its valuation of Allied World's intangible assets.

	Allied World		Grivalia Properties	Fairfax Latam	Other(1)
Acquisition date	July 6, 2017		July 4, 2017	Throughout 2017	Throughout 2017
Percentage of common shares acquired	94.6%		52.6%	100.0%
Assets:
Insurance contract receivables	1,212.5		—	235.8	0.4
Portfolio investments(2)	8,568.7		139.1	250.4	76.0
Recoverable from reinsurers	2,363.6		—	597.7	0.7
Deferred income taxes	—		0.3	48.3	5.0
Goodwill and intangible assets	1,726.9	(3)	—	23.3	385.5
Other assets	223.5		1,020.4	51.1	288.7
	14,095.2		1,159.8	1,206.6	756.3
Liabilities:
Accounts payable and accrued liabilities	300.7		25.3	172.3	167.4
Income taxes payable	3.4		4.2	9.0	1.1
Deferred income taxes	118.0		—	21.5	4.3
Funds withheld payable to reinsurers	193.5		—	9.8	0.1
Insurance contract liabilities	8,467.7		—	826.1	3.0
Borrowings	860.5		137.6	—	83.9
	9,943.8		167.1	1,038.7	259.8
Non-controlling interests	173.5		470.5	—	8.1
Purchase consideration	3,977.9		519.7	167.9	488.4
Excess of fair value of net assets acquired over purchase consideration	—		2.5	—	—
	14,095.2		1,159.8	1,206.6	756.3

(1)
Primarily comprised of the acquisitions of Mosaic Capital and certain AIG branches in Central and Eastern Europe, the acquisition of Pickle Barrel by Cara, the acquisition of Saurashtra Freight and consolidation of Fairchem by Fairfax India, and various acquisitions by Quess, Thomas Cook India, Mosaic Capital and Boat Rocker.

(2)	Included subsidiary cash and cash equivalents of Allied World ($1,195.4, of which $4.8 was restricted), Grivalia Properties ($26.3) and Fairfax Latam ($67.2).

(3)	Comprised of goodwill of $937.9 and intangible assets of $789.0 (primarily broker relationships of $574.0, Lloyd's participation rights of $87.0 and brand names of $71.0).

Allied World contributed revenue of $1,050.5 and a net loss of $555.4 to the company's consolidated financial results for the year ended December 31, 2017. Had Allied World been acquired on January 1, 2017, the company's pro-forma consolidated revenue and net earnings would have been $17,514.6 and $1,766.4 for the year ended December 31, 2017.

Year ended December 31, 2016

Acquisition of Zurich Insurance Company South Africa Limited
On December 7, 2016 the company acquired a 100% interest in Zurich Insurance Company South Africa Limited (subsequently rebranded Bryte Insurance Company Limited ("Bryte Insurance")) from Zurich Insurance Company Ltd. for $128.0 (1.8 billion South African rand). Bryte Insurance is a property and casualty insurer in South Africa and Botswana. The assets and liabilities and results of operations of Bryte Insurance were consolidated in the Insurance and Reinsurance - Other reporting segment.

Acquisition of Original Joe's Franchise Group Inc.

On November 28, 2016 Cara acquired an 89.2% interest in Original Joe's Franchise Group Inc. ("Original Joe's") for $83.8 (Cdn$112.5), comprised of cash consideration of $69.3 (Cdn$93.0) and contingent consideration valued at $14.5 (Cdn$19.5). Original Joe's is a Canadian multi-brand restaurant company based in the province of Alberta.

Acquisition of Golf Town Limited

On October 31, 2016 the company acquired a 60.0% indirect interest in Golf Town Limited ("Golf Town") for $31.4 (Cdn$42.0). Golf Town is a Canadian specialty retailer of golf equipment, consumables, golf apparel and accessories. The assets and liabilities and results of operations of Golf Town were consolidated in the Other reporting segment.
Acquisition of PT Asuransi Multi Artha Guna Tbk
On October 10, 2016 the company acquired an 80.0% interest in PT Asuransi Multi Artha Guna Tbk. ("AMAG") from PT Bank Pan Indonesia Tbk. ("Panin Bank") for $178.9 (2.322 trillion Indonesian rupiah). AMAG will distribute its insurance products through a long-term bancassurance partnership with Panin Bank. AMAG is a general insurer in Indonesia. The assets and liabilities and results of operations of AMAG were consolidated in the Fairfax Asia reporting segment. On December 31, 2016 Fairfax Indonesia was merged into AMAG.

Acquisition of Asian Alliance General Insurance Limited
On October 3, 2016 Union Assurance acquired a 100% equity interest in Asian Alliance General Insurance Limited (subsequently renamed Fairfirst Insurance Limited ("Fairfirst Insurance")) for $10.2 (1,488.9 million Sri Lankan rupees). Fairfirst Insurance is a general insurer in Sri Lanka. The assets and liabilities and results of operations of Fairfirst Insurance were consolidated in the Fairfax Asia reporting segment. On February 28, 2017 Union Assurance was merged into Fairfirst Insurance.

Acquisition of Groupe St-Hubert Inc.
On September 2, 2016 Cara acquired a 100% equity interest in Groupe St-Hubert Inc. ("St-Hubert") for $413.8 (Cdn$538.7), comprised of cash consideration of $372.4 (Cdn$484.8) and the issuance of $41.4 (Cdn$53.9) of Cara subordinate voting shares to St-Hubert shareholders. A portion of the cash consideration was financed through a private placement of 7,863,280 Cara subordinate voting shares at a price of Cdn$29.25 for gross proceeds of $179.2 (Cdn$230.0), of which 3,418,804 shares were acquired by the company and its subsidiaries to maintain its equity and voting interests in Cara. St-Hubert is a Canadian full-service restaurant operator and fully integrated food manufacturer in the province of Quebec.

Acquisition of Privi Organics Limited
On August 26, 2016 Fairfax India acquired a 50.8% equity interest in Privi Organics for $55.0 (3.7 billion Indian rupees) through the purchase of newly issued shares and shares acquired from existing shareholders. Privi Organics is a supplier of aroma chemicals to the fragrance industry.

Acquisition of Eastern European Insurers
On December 16, 2014 the company entered into an agreement with QBE Insurance (Europe) Limited ("QBE") to acquire QBE's insurance operations in the Czech Republic, Hungary and Slovakia (the "QBE insurance operations"). A new Luxembourg insurer, Colonnade Insurance S.A. (“Colonnade Insurance”), was licensed in July 2015 and branches of Colonnade Insurance were established in each of the Czech Republic, Hungary and Slovakia during the fourth quarter of 2015. The business and renewal rights of QBE's Hungarian, Czech and Slovakian insurance operations were transferred to Colonnade Insurance on February 1, 2016, April 1, 2016 and May 2, 2016, respectively. The QBE insurance operations write business across a range of general insurance classes, including property, travel, general liability and product protection.

The fair value of assets acquired and liabilities assumed in connection with the 2016 acquisitions described above are summarized in the table that follows:

	Bryte Insurance		AMAG		St-Hubert		Other(1)
Acquisition date	December 7, 2016		October 10, 2016		September 2, 2016		Throughout 2016
Percentage of common shares acquired	100.0%		80.0%		100.0%	(2)
Assets:
Insurance contract receivables	45.0		8.9		—		41.3
Portfolio investments(3)	220.4		99.9		—		22.1
Recoverable from reinsurers	85.8		26.4		—		1.1
Deferred income taxes	11.4		—		—		8.5
Goodwill and intangible assets	16.8	(4)	161.2	(5)	319.4	(6)	146.1
Other assets	10.8		25.9		180.0		205.3
	390.2		322.3		499.4		424.4
Liabilities:
Accounts payable and accrued liabilities	88.4		16.6		30.7		48.3
Deferred income taxes	—		11.1		54.9		12.2
Funds withheld payable to reinsurers	1.4		5.4		—		0.4
Insurance contract liabilities	172.4		76.3		—		59.7
Borrowings	—		—		—		48.1
	262.2		109.4		85.6		168.7
Non-controlling interests	—		34.0		—		57.3
Purchase consideration	128.0		178.9		413.8		191.6
Excess of fair value of net assets acquired over purchase consideration	—		—		—		6.8
	390.2		322.3		499.4		424.4

(1)	Includes the acquisitions of Fairfirst Insurance, Privi Organics, the QBE insurance operations and Golf Town, and Cara's acquisition of Original Joe's.

(2)	The company's economic interest in St-Hubert was 38.9% as a result of acquiring St-Hubert through 38.9%-owned Cara.

(3)	Included subsidiary cash and cash equivalents of Bryte Insurance ($48.4) and AMAG ($6.2).

(4)	Comprised of goodwill of $11.5 and intangible assets of $5.3.

(5)	Comprised of goodwill of $43.0 and intangible assets of $118.2.

(6)	Comprised of goodwill of $85.2 and intangible assets of $234.2 (primarily brand names of $183.1).